INVESTMENT IN EQUITY INVESTEES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
INVESTMENT IN EQUITY INVESTEES
Schedule of investement in equity
	As of
	May 31, 2020	February 29, 2020
Investment in equity investees	$3,820,258	$3,852,622
Less: impairment	(565,006)	(576,693)
Total	$3,255,252	$3,275,929

	As of
	February 29, 2020	February 28, 2019
Investment in equity investees	$3,852,622	$-
Less: impairment	(576,693)	-
Total	$3,275,929	$0